GENERAL	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 2 – GENERAL

Blue Sphere Corporation (“the Company”), together with its wholly-owned subsidiaries, Eastern Sphere Ltd. (“Eastern”), Binosphere Inc (“Binosphere”), Johnstonsphere LLC (“Johnstonsphere”), and Sustainable Energy Ltd. (“SEL”), is focused on project integration in the clean energy production and waste to energy markets.

The Company was incorporated in the state of Nevada on July 17, 2007 and was originally in the business of developing and promoting automotive internet sites. On February 17, 2010, the Company conducted a reverse merger, name change and forward split of its common stock, and in March 2010 current management took over operations, at which point the Company changed its business focus to become a project integrator in the clean energy production and waste to energy markets.

As of December 31, 2015, Johnstonsphere had not commenced operations.

On May 12, 2015 the Company formed Bluesphere Pavia (formerly called Bluesphere Italy S.r.l.). Italy S.r.l, a subsidiary of Eastern in order to acquire certain biogas plants located in Italy (see note 3 below).

The Company is currently focusing on (i) 10 projects related to the construction, acquisition or development of biogas facilities and (ii) a recently licensed fast charging battery technology.

NOTE 2 – GENERAL

Blue Sphere Corporation (the “Company”), together with its wholly-owned subsidiaries, Eastern Sphere Ltd. (“Eastern”), BinoSphere LLC (“Binosphere”), Johnstonsphere LLC (“Johnstonsphere”), Sustainable Energy Ltd. (“SEL”), and Blue Sphere Brabant B.V. (“BSB”), is focused on project integration in the clean energy production and waste to energy markets.

The Company was incorporated in the state of Nevada on July 17, 2007 and was originally in the business of developing and promoting automotive internet sites. On February 17, 2010, the Company conducted a reverse merger, name change and forward split of its common stock, and in March 2010 current management took over operations, at which point the Company changed its business focus to become a project integrator in the clean energy production and waste to energy markets.

As of September 30, 2016, Johnstonsphere and BSB had not commenced operations.

On May 12, 2015 the Company formed Bluesphere Pavia (formerly called Bluesphere Italy S.r.l.), a subsidiary of Eastern, in order to acquire certain biogas plants located in Italy (see note 3 below).

NOTE 1 – GENERAL

a.               General

Blue Sphere Corp. (“the Company”), together with its wholly-owned subsidiaries, Eastern Sphere Ltd. (“Eastern”), Binosphere Inc (“Binosphere”), Johnstonsphere LLC (“Johnstonsphere”), and Sustainable Energy Ltd. (“SEL”), is focused on project integration in the clean energy production and waste to energy markets.

As of September 30, 2015, Tipping LLC and Charlottesphere LLC, two former subsidiaries of the Company, had been dissolved and Johnstonsphere had not commenced operations.

On May 12, 2015 the Company formed Bluesphere Pavia (formerly called Bluesphere Italy S.r.l.), a subsidiary of Eastern in order to acquire certain biogas plants located in Italy (see note 2 below).

The Company was incorporated in the state of Nevada on July 17, 2007 and was originally in the business of developing and promoting automotive internet sites. On February 17, 2010, the Company conducted a reverse merger, name change and forward split of its common stock, and in March 2010 current management took over operations, at which point the Company changed its business focus to become a project integrator in the clean energy production and waste to energy markets.

On October 2, 2014, the Company, together with certain third parties, established Permanent Energy Ltd (“Permanent Energy”) in Israel. Permanent Energy was focused on Build-Own-Operate projects and project integration in the clean energy production and waste to energy markets, primarily in Israel. The Company held a 50% interest in Permanent Energy. Permanent Energy ceased its operations in February 2015 and is in the process of dissolution.

The Company is currently focusing on (i) 10 projects related to the construction, acquisition or development of biogas facilities and (ii) a recently licensed fast charging battery technology.

On November 26, 2013, the Company amended and restated its Articles of Incorporation to authorize the issuance of 500,000,000 shares of preferred stock, $0.001 par value, in one or more series and with such rights, preferences and privileges as its Board of Directors may determine and to effect a 1 for 113 reverse stock split of the Company’s outstanding common stock. In addition, the Amended and Restated Articles of Incorporation provide, among other things, for indemnification and limitations to the liability of the Company’s officers and directors.

As a result of the reverse stock split, which became effective on December 4, 2013, every 113 shares of the Company’s outstanding common stock prior to the effect of that amendment was combined and reclassified into one share of the Company’s common stock, and the number of outstanding shares of the Company’s common stock was reduced from 1,292,103,309 to 11,434,611 shares.

All share, stock option and per share information in these consolidated financial statements have been adjusted to reflect the stock split on a retroactive basis.

b.               Going concern consideration

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As of September 30, 2015, the Company had approximately $161 thousand in cash, a negative working capital of approximately $7,542 thousand, a stockholders’ deficiency of approximately $2,694 thousand and an accumulated deficit of approximately $43,404 thousand. Management anticipates their business will require substantial additional investments that have not yet been secured. The Company anticipates that the existing cash will not be sufficient to continue its operations through the next 12 months. Management is continuing in the process of fund raising in the private equity markets as the Company will need to finance future activities and general and administrative expenses. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Company’s ability to continue as a going concern is dependent upon raising capital from financing transactions and revenue from operations.

These financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern. The Company’s continuation as a going concern is dependent on its ability to obtain additional financing as may be required and ultimately to attain profitability.